UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: March 31, 2005

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-753-6315
Signature, Place, and date of signing:

	James P. Record	Boston, MA	May 11, 2005

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	$112,373,000


List of Other Included Managers:

	No.	13F File Number	Name

FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMTVOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN  SOLE    SHARED    NONE
ACUSPHERE          COM             00511R870          827     152866       SOLE         0             152866
AFFORDABLE RESID   COM             008273104         4326     341949       SOLE         0             341949
ALLIANCE DATA SYS  COM             018581108         8080     199988       SOLE         0             199988
ARADIGM CORP       COM             038505103          276     226007       SOLE         0             226007
BIOENVISION        COM             09059N100          769     133681       SOLE         0             133681
BLUE NILE INC      COM             09578R103          417      15091       SOLE         0              15091
COTT CORP QUE      COM             22163N106         6596     272237       SOLE         0             272237
CUTERA INC         COM             232109108         6888     357236       SOLE         0             357236
DIGITAS INC        COM             25388K104         7398     732500       SOLE         0             732500
DSL NET INC        COM             262506108           79     611165       SOLE         0             611165
DYNAVAX TECH       COM             268158102         4699    1006135       SOLE         0            1006135
E PIPHANY INC      COM             26881V100         1214     342078       SOLE         0             342078
EPICOR SOFTWARE    COM             29426L108          224      17162       SOLE         0              17162
IAC / INTERACTIVE  COM             44919P102         2491     111858       SOLE         0             111858
INTERMIX MEDIA     COM             45881X106          476      64750       SOLE         0              64750
ISG INC            COM             460377104        47929    1213400       SOLE         0            1213400
LEADIS TECH        COM             52171N103          150      25000       SOLE         0              25000
PHARMION CORP      COM             71715B409         1355      46719       SOLE         0              46719
RIGEL PHARM        COM             766559603         6256     390000       SOLE         0             390000
SALESFORCE         COM             79466L302          532      35516       SOLE         0              35516
STERICYCLE INC     COM             858912108         1543      34909       SOLE         0              34909
SUN MICROSYSTEMS   COM             866810104          136      33555       SOLE         0              33555
TEMPUR-PEDIC INT   COM             88023U101         2367     126849       SOLE         0             126849
ZHONE TECH         COM             98950P108         7346    2880786       SOLE         0            2880786
                                                   112373